Equity - Schedule of Restricted KES (Details)	12 Months Ended
Dec. 31, 2025
18 Months [Member]
Schedule of Restricted KES [Line Items]
Percentage of Restricted KES	5.00%
30 Months [Member]
Schedule of Restricted KES [Line Items]
Percentage of Restricted KES	10.00%
42 Months [Member]
Schedule of Restricted KES [Line Items]
Percentage of Restricted KES	15.00%
54 Months [Member]
Schedule of Restricted KES [Line Items]
Percentage of Restricted KES	20.00%
66 Months [Member]
Schedule of Restricted KES [Line Items]
Percentage of Restricted KES	50.00%